Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Trade Accounts Receivable, Net

	Note	12.31.2024	12.31.2023
Foreign customers		293.8	201.7
Accounts receivable due from related parties	13	7.1	2.1
Domestic customers		34.1	27.0

		335.0	230.8
Expected credit losses		(12.2)	(9.8)

		322.8	221.0

Current		320.8	217.6
Non-current		2.0	3.4

Summary of Changes in Estimated Losses on Settlement
The change in allowance for expected credit losses was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(9.8)	(12.6)	(30.7)
(Additions)/Reversals	(5.5)	(1.8)	1.0
Write-off	2.6	4.6	17.0
Foreign exchange variation	0.5	—	0.1

Ending balance	(12.2)	(9.8)	(12.6)